Business Acquisitions (Details) (3) (Sevan Drilling ASA, USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 02, 2013
Business Acquisition [Line Items]
Cash and cash equivalents	$ 54
Restricted cash	63
Trade and other receivables	49
Current assets	166
Deferred income tax asset	76
Valuation allowance income tax asset	(76)
Other non-current assets	1
Non-current assets	2,474
Total assets	2,640
Current portion of long-term debt	(112)
Trade and other payables	(115)
Construction obligation	(923)
Unfavorable contracts	(79)
Other current liabilities	(26)
Current liabilities	1,255
Long-term interest bearing debt	(703)
Unfavorable contracts	(257)
Other non-current liabilities	(16)
Non-current liabilities	976
Total liabilities	2,231
Net assets acquired	409
Net book value of equity investment	109
Fair value of previously held equity investment	117
Gain on re-measurement of previously held equity investment	8
Fair value of establishment of non-controlling interest	197
Bargain purchase
Fair value of consideration transferred	78
Fair value of establishment of non-controlling interest	197
Fair value of previously held equity investment	117
Fair value of the consideration received	392
Gain on bargain purchase	17
Drilling units
Business Acquisition [Line Items]
Property, plant and equipment	1,246
Newbuildings
Business Acquisition [Line Items]
Property, plant and equipment	$ 1,227